Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of stock based compensation [Line Items]
Total stock-based compensation and related costs	$ 44,755	$ 9,930
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total stock-based compensation and related costs	3,231	591
General and administrative
Disclosure of stock based compensation [Line Items]
Total stock-based compensation and related costs	11,123	3,196
Research and development
Disclosure of stock based compensation [Line Items]
Total stock-based compensation and related costs	10,941	3,101
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total stock-based compensation and related costs	$ 19,460	$ 3,042